October 22, 2024

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Jackson National Life Insurance Company Jackson National Separate Account - I (Fifth Third Perspective) File Nos: 333-70472 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically. This filing is for the second of two prospectuses for this offering of securities. There is only one statement of additional information used in connection with this offering of securities, which, for purposes of Rule 497, is covered under the Rule 497(j) certification filing for Perspective II (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3754.

Very truly yours,

/s/ ALISON SAMBORN

Alison Samborn
Assistant Vice President,
Insurance Legal & Product Development

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).